Related Party Transactions	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
DinnerBank Co., Ltd. (“DinnerBank”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Tokushin G.K.	A shareholder of the Company.

a.	Accounts receivable, net – a related party

Accounts receivable, net – a related party consisted of the following:

Name	September 30, 2024	March 31, 2024
DinnerBank	$3,121,338	$25,704
Subtotal	3,121,338	25,704
Less: allowance for credit losses	-	-
Total accounts receivable, net – a related party	$3,121,338	$25,704

b.	Due from a related party

Due from a related party consisted of the following:

Name	September 30, 2024	March 31, 2024
DinnerBank	$538	$9,762
Total due from a related party	$538	$9,762

c.	Accounts payable – a related party

Accounts payable – a related party consisted of the following:

Name	September 30, 2024	March 31, 2024
DinnerBank	$310,795	$299,541
Total accounts payable – a related party	$310,795	$299,541

d.	Due to related parties

Due to related parties consisted of the following:

Name	September 30, 2024	March 31, 2024
Mr. Mei Kanayama	$6,919	$29,716
Tokushin G.K.	5,236	-
DinnerBank	5,444	13,227
Total due to related parties	$17,599	$42,943

e.	Sales to related parties

	For the Six Months Ended September 30,
Name	2024	2023
DinnerBank	$6,866,951	$100,132
Palpito	-	14,902
Total revenue from related parties	$6,866,951	$115,034

f.	Purchase from a related party

	For the Six Months Ended September 30,
Name	2024	2023
DinnerBank	$4,969,413	$139,351
Total purchase from a related party	$4,969,413	$139,351

g.	Sales of a subsidiary and an equity investment to a related party

On June 30, 2023, the Company entered into share transfer agreements with DinnerBank to sell its 100% equity interest in Kaika International and 40% equity interests in Palpito to DinnerBank, for cash consideration of ¥5,000,000 ($37,595) and ¥40,000,000 ($300,760), respectively. The cash consideration was fully received and the transactions were completed on July 1, 2023. The Company recorded a gain from disposal of Kaika International of ¥49,297,548 ($341,755) and a gain from disposal of equity method investment of ¥27,539,183 ($195,391) for the six months ended September 30, 2023, respectively.

h.	Other related party transactions

Mr. Kanayama provided guarantees in connection with certain loans the Company borrowed (see Note 9).